Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Operating Activities
Net Earnings (Loss)	$ 1,286	$ 820	$ 2,996	$ 2,996
Depreciation, Depletion and Amortization	1,322	1,218	3,820	3,646
Deferred Income Tax Expense (Recovery)	(327)	(46)	(520)	(124)
Unrealized (Gain) Loss on Risk Management	(19)	7	(65)	31
Unrealized Foreign Exchange (Gain) Loss	153	(108)	(248)	101
Realized Foreign Exchange (Gain) Loss on Non-Operating Items	4	0	4	0
(Gain) Loss on Divestiture of Assets	(106)	(17)	(109)	(121)
Re-measurement of Contingent Payments	0	0	0	30
Unwinding of Discount on Decommissioning Liabilities	63	56	179	169
(Income) Loss From Equity-Accounted Affiliates	(9)	(11)	(45)	(48)
Distributions Received From Equity-Accounted Affiliates	27	15	110	133
Stock-Based Compensation, Net of Payments	75	(13)	94	(143)
Other	(3)	39	(19)	(107)
Settlement of Decommissioning Liabilities	(94)	(74)	(198)	(170)
Net Change in Non-Cash Working Capital	(241)	588	(179)	813
Cash From (Used in) Operating Activities	2,131	2,474	5,820	7,206
Investing Activities
Acquisitions, Net of Cash Acquired	(7)	(4)	(236)	(19)
Capital Investment	(1,154)	(1,346)	(3,547)	(3,537)
Proceeds From Divestitures	0	22	13	47
Net Change in Investments and Other	4	1	(9)	(63)
Net Change in Non-Cash Working Capital	(159)	19	(260)	(41)
Cash From (Used in) Investing Activities	(1,316)	(1,308)	(4,039)	(3,613)
Net Cash Provided (Used) Before Financing Activities	815	1,166	1,781	3,593
Financing Activities
Net Issuance (Repayment) of Short-Term Borrowings	86	(35)	152	(74)
Repayment of Long-Term Debt	(183)	0	(195)	0
Principal Repayment of Leases	(89)	(74)	(266)	(219)
Net Proceeds (Repayment) on Repurchase Agreements	(45)	0	183	0
Common Shares Issued Under Stock Option Plans	5	1	12	51
Purchase of Common Shares Under NCIB	(918)	(732)	(1,281)	(1,337)
Purchase of Common Shares Under Employee Benefit Plan	(21)	0	(94)	0
Redemption of Preferred Shares	0	0	(350)	0
Proceeds From Exercise of Warrants	2	8	5	25
Dividends Paid	(356)	(338)	(1,057)	(1,203)
Other	0	(5)	0	(7)
Cash From (Used in) Financing Activities	(1,519)	(1,175)	(2,891)	(2,764)
Effect of Foreign Exchange on Cash and Cash Equivalents	42	(41)	(82)	48
Increase (Decrease) in Cash and Cash Equivalents	(662)	(50)	(1,192)	877
Cash and Cash Equivalents, Beginning of Period	2,563	3,154	3,093	2,227
Cash and Cash Equivalents, End of Period	$ 1,901	$ 3,104	$ 1,901	$ 3,104